Deferred tax - Summary of Unrecognized Deferred Tax Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	£ 36,365	£ 25,112	£ 25,867
Trading Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	31,426	20,214	24,398
Share Based Payments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	3,443	2,024	167
Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	£ 1,496	£ 2,874	£ 1,302